owners' equity - Subsidiary with significant non-controlling interest (Details) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Statement of financial position
Current assets	$ 4,420			$ 4,420		$ 4,353
Non-current assets	35,888			35,888		33,632
Current liabilities	4,850			4,850		5,574
Non-current liabilities	23,078			23,078		$ 21,752
Statement of income and other comprehensive income
Revenue	3,728		$ 3,597	7,422	$ 7,103
Net income	315		520	668	957
Comprehensive income	$ (461)		549	482	967
Subsidiary with significant non-controlling interest
Subsidiary with significant non-controlling interest
Treasury shares value purchased		$ 209
Ownership interest percentage	36.20%	37.70%				35.90%
Percentage of increase in non-controlling interests		1.80%
Percentage of decrease in non-controlling interests	1.50%
Statement of financial position
Current assets	$ 591			591		$ 437
Non-current assets	2,763			2,763		1,057
Current liabilities	586			586		531
Non-current liabilities	1,838			1,838		$ 647
Statement of income and other comprehensive income
Revenue	611		336	1,077	645
Net income	71		8	78	33
Comprehensive income	$ 45		$ 19	$ 85	$ 51